Document and Entity Information	Jul. 25, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001808898
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	BENITEC BIOPHARMA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39267
Entity Tax Identification Number	84-4620206
Entity Address, Address Line One	3940 Trust Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	780-0819
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	BNTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false